Fair Value of Financial Instruments and Risk Management - Derivative Contracts Under Master Netting Agreements and Collateral Positions (Details) (Details) - Energy contracts - CAD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Derivative assets
Gross Amount Recognized in Balance Sheet	$ 97	$ 55
Counterparty Netting of Energy Contracts	(34)	(24)
Cash Collateral Received/Posted	15	28
Net Amount	78	59
Derivative liabilities
Gross Amount Recognized in Balance Sheet	(199)	(212)
Counterparty Netting of Energy Contracts	34	24
Cash Collateral Received/Posted	(10)	(1)
Net Amount	$ (175)	$ (189)